Shareholders' Equity - RSUs and PSUs (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period	3 years
Unrecognized compensation cost	$ 3.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted	825,997
Forfeited	(36,198)
Outstanding at end of period, shares	789,799
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Grant date fair value, shares granted	$ 4.99
Grant date fair value, shares forfeited	4.90
Grant date fair value, shares outstanding at end of period	$ 4.99
Remaining contractual term	3 years 3 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation cost, recognition period	2 years 9 months 18 days	3 years 2 months 12 days
Unrecognized compensation cost	$ 8.5	$ 8.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period, shares	1,434,233
Granted	976,429	1,486,020
Vested	(300,788)
Forfeited	(118,317)	(51,787)
Outstanding at end of period, shares	1,991,557	1,434,233
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Grant date fair value, shares outstanding at beginning of period	$ 7.19
Grant date fair value, shares granted	4.46	$ 7.19
Grant date fair value, shares vested	6.73
Grant date fair value, shares forfeited	6.07	7.18
Grant date fair value, shares outstanding at end of period	$ 5.99	$ 7.19
Number of shares that vested during the period	300,788
Remaining contractual term	2 years 1 month 9 days	3 years 2 months 12 days
Restricted Stock Units (RSUs) [Member] | Director [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Restricted Stock Units (RSUs) [Member] | Director [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years